Shareholder Fees {- Fidelity Flex Large Cap Value Fund}	Jun. 29, 2021 USD ($)
04.30 Fidelity Flex Large Cap Value Fund PRO-04 | Fidelity Flex Large Cap Value Fund
Shareholder Fees:
(fees paid directly from your investment)	none